Segmented Information (Tables)	3 Months Ended
Jan. 31, 2023
Disclosure of operating segments [abstract]
Summary of Results by Business Segment
The following table summarizes the segment results for the three months ended January 31, 2023 and January 31, 2022.
Results by Business Segment
1

(millions of Canadian dollars)	Canadian Personal and Commercial Banking		U.S. Retail		Wealth Management and Insurance		Wholesale Banking 2		Corporate 2		Total
	For the three months ended January 31
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Net interest income (loss)	$3,539	$2,876	$3,169	$2,115	$281	$209	$525	$709	$219	$393	$7,733	$6,302

Non-interest income (loss)	1,050	1,044	596	671	2,621	2,589	820	637	(594)	38	4,493	4,979

Total revenue	4,589	3,920	3,765	2,786	2,902	2,798	1,345	1,346	(375)	431	12,226	11,281
Provision for (recovery of) credit losses	327	32	200	21	–	1	32	(5)	131	23	690	72
Insurance claims and related expenses	–	–	–	–	976	756	–	–	–	–	976	756

Non-interest expenses	1,863	1,689	2,071	1,597	1,182	1,180	883	764	2,317	737	8,316	5,967

Income (loss) before income taxes and share of net income from investment in Schwab	2,399	2,199	1,494	1,168	744	861	430	587	(2,823)	(329)	2,244	4,486
Provision for (recovery of) income taxes	670	581	206	148	194	225	99	153	(222)	(123)	947	984

Share of net income from investment in Schwab 3,4	–	–	301	252	–	–	–	–	(16)	(21)	285	231
Net income (loss)	$1,729	$1,618	$1,589	$1,272	$550	$636	$331	$434	$(2,617)	$(227)	$1,582	$3,733

1
The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in
Non-interest
expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.

2	Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.
3
The
after-tax
amounts for amortization of acquired intangibles and the Bank’s share of acquisition and integration charges associated with Schwab’s acquisition of TD Ameritrade are recorded in the Corporate segment.

4	The Bank’s share of Schwab’s earnings is reported with a one-month lag. Refer to Note 7 for further details.
Total Assets by Business Segment

(millions of Canadian dollars)	Canadian Personal and Commercial Banking	U.S. Retail	Wealth Management and Insurance	Wholesale Banking	Corporate	Total
	As at January 31, 2023

Total assets	$528,256	$573,621	$23,090	$652,702	$150,615	$1,928,284

	As at October 31, 2022
Total assets	$526,374	$585,297	$23,721	$635,094	$147,042	$1,917,528